LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS	6 Months Ended
Jun. 30, 2012
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 12 – Legal settlements, acquisition, restructuring and other expenses and impairment:

Legal settlements, acquisition, restructuring and other expenses and impairment consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,

	U.S. $ in millions
	2012	2011	2012	2011
Restructuring, acquisition and other expenses	$48	$48	$91	$70
Impairment of long-lived assets	8	3	95	14
Legal settlements and reserves	(1)	221	18	217

Total	$55	$272	$204	$301